Schedule of Investments
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–168.92%(a)
Alabama–2.40%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$ 6,045	$ 6,994,670
Birmingham (City of), AL Airport Authority; Series 2010, RB (INS - AGM)(b)	5.25%	07/01/2030	3,350	3,362,328
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	300	288,102
Birmingham (City of), AL Water Works Board;
Series 2011, RB (INS - AGM)(b)(c)	5.00%	01/01/2036	1,815	1,866,056
Series 2016 B, Ref. RB	5.00%	01/01/2043	1,565	1,857,639
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (d)	5.50%	01/01/2043	1,600	1,049,792
Lower Alabama Gas District (The); Series 2016 A, RB (c)	5.00%	09/01/2046	3,300	4,341,810
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (e)	5.25%	05/01/2044	1,045	1,069,599
				20,829,996
Alaska–0.68%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/2041	5,730	5,916,626
Arizona–5.18%
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB (INS - AGM)(b)	5.00%	03/01/2041	435	443,013
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,735	2,971,304
Arizona (State of) Industrial Development Authority; Series 2019 A-2, RB	3.63%	05/20/2033	1,394	1,399,122
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	4.25%	01/01/2039	2,000	1,781,880
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB (e)	5.25%	07/01/2047	1,470	1,461,518
Arizona (State of) Transportation Board; Series 2011 A, Ref. RB (c)	5.00%	07/01/2036	4,095	4,309,332
City of Phoenix Civic Improvement Corp; Series 2020, RB (c)	5.00%	07/01/2049	3,815	4,463,550
City of Phoenix Civic Improvement Corp.; Series 2020 A, RB	5.00%	07/01/2044	2,535	3,319,075
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2030	1,320	1,253,921
Series 2017, Ref. RB	5.00%	11/15/2045	1,125	913,927
Goodyear (City of), AZ; Series 2020, RB (INS - AGM)(b)	4.00%	07/01/2045	1,750	2,011,362
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB (e)	5.00%	07/01/2054	280	277,273
Maricopa County Pollution Control Corp. (Southern California Education Co.); Series 2000 B, Ref. RB	5.00%	06/01/2035	1,485	1,488,653
Phoenix (City of), AZ Industrial Development Authority (Career Success Schools);
Series 2009, RB	7.00%	01/01/2029	735	736,764
Series 2009, RB	7.00%	01/01/2039	835	837,004
Series 2009, RB	7.13%	01/01/2045	790	791,935
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB (e)	6.50%	07/01/2034	630	692,212
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042	3,870	4,001,348
Phoenix Civic Improvement Corp.;
Series 2017 A, RB (f)	5.00%	07/01/2042	1,955	2,220,900
Series 2017 A, RB (f)	5.00%	07/01/2047	3,135	3,539,196
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB (e)	5.00%	06/15/2052	455	406,511
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB (e)	5.38%	07/01/2052	1,505	1,429,013
Pima (County of), AZ Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/2040	550	553,976
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	1,020	1,331,569
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2029	$ 2,015	$ 2,261,757
				44,896,115
Arkansas–0.29%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2040	850	965,949
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2042	1,420	1,552,088
				2,518,037
California–15.52%
Anaheim (City of), CA Public Financing Authority (Anaheim Public Improvements); Series 1997 C, RB (INS - AGM)(b)(g)	0.00%	09/01/2020	2,630	2,627,396
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB (c)	5.00%	04/01/2056	3,150	3,690,005
Series 2017, Ref. RB	4.00%	04/01/2037	2,800	3,154,760
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds (g)	0.00%	08/01/2028	1,050	954,755
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB (g)	0.00%	06/01/2055	13,950	887,081
California (State of);
Series 2012, GO Bonds	5.25%	04/01/2035	4,665	5,064,044
Series 2012, GO Bonds	5.00%	04/01/2042	3,430	3,679,704
Series 2012, Ref. GO Bonds	5.25%	02/01/2030	730	787,232
Series 2012, Ref. GO Bonds	5.00%	02/01/2032	2,300	2,460,448
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	1,000	1,141,890
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB (e)	5.00%	04/01/2049	1,060	1,102,909
California (State of) Housing Finance Agency; Series 2019 2, Class A, Revenue Ctfs.	4.00%	03/20/2033	631	644,909
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing Project); Series 2018, RB	5.00%	05/15/2035	1,595	1,763,671
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB (f)	5.00%	12/31/2038	1,885	2,070,088
Series 2018 A, RB (f)	5.00%	12/31/2043	2,550	2,768,586
California (State of) Pollution Control Finance Authority;
Series 2012, RB (e)(f)	5.00%	07/01/2027	1,740	1,821,850
Series 2012, RB (e)(f)	5.00%	07/01/2030	2,025	2,111,467
Series 2012, RB (e)(f)	5.00%	07/01/2037	4,445	4,580,261
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	1,080	1,110,629
Series 2016 A, RB (e)	5.00%	12/01/2041	1,715	1,760,825
Series 2016 A, RB (e)	5.25%	12/01/2056	1,275	1,295,604
California State University; Series 2018 A, Ref. RB	5.00%	11/01/2048	2,630	3,270,510
City of Long Beach CA Harbor Revenue; Series 2020-XM0865, Ctfs. (c)	5.00%	05/15/2044	2,545	3,153,306
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	565	565,475
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. RB (INS - AGM)(b)(g)	0.00%	01/15/2034	5,235	3,524,307
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	1,725	1,913,715
Series 2015 A, Ref. RB	5.00%	06/01/2040	5,000	5,738,200
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	1,455	1,456,179
Los Angeles (City of), CA Department of Water & Power; Series 2012 B, RB	5.00%	07/01/2037	1,000	1,084,580
Los Angeles Department of Water; Series 2012 B, RB (c)	5.00%	07/01/2043	6,500	7,025,850
M-S-R Energy Authority;
Series 2009 A, RB	6.50%	11/01/2039	2,875	4,311,752
Series 2009 B, RB	7.00%	11/01/2034	745	1,092,841
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds (h)	6.25%	08/01/2043	2,550	2,707,539
Oroville (City of), CA (Oroville Hospital); Series 2019, RB	5.25%	04/01/2049	785	823,583
Sacramento (County of), CA; Series 2010, RB	5.00%	07/01/2040	2,750	2,757,837
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,800	2,848,608
San Diego (City of), CA Community College District (Election of 2006); Series 2011, GO Bonds (c)	5.00%	08/01/2036	8,460	8,941,036
San Diego (County of), CA Regional Airport Authority; Series 2010 A, RB	5.00%	07/01/2034	525	526,922
San Francisco (City & County of), CA Airport Commission; Series 2010 F, RB	5.00%	05/01/2040	995	997,746
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. RB (f)	5.00%	05/01/2025	$ 1,210	$ 1,250,753
Series 2011 F, Ref. RB (f)	5.00%	05/01/2026	2,420	2,500,610
Series 2019 A, Ref. RB (f)	5.00%	05/01/2036	1,485	1,770,610
Series 2019 A, Ref. RB (f)	5.00%	05/01/2039	2,980	3,519,320
San Francisco (City & County of), CA Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB (c)	5.00%	11/01/2036	5,250	5,608,733
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	835	905,983
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB (g)	0.00%	06/01/2041	4,410	1,360,485
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB (c)	5.25%	07/01/2029	1,950	2,050,932
State of California; Series 2020-XX1123, Ctfs. (c)(i)	4.00%	03/01/2046	3,820	4,498,623
University of California; Series 2018 AZ, Ref. RB (c)	4.00%	05/15/2048	3,075	3,522,197
West Contra Costa Unified School District;
Series 2005, GO Bonds (INS - NATL)(b)(g)	0.00%	08/01/2025	1,485	1,404,454
Series 2005, GO Bonds (INS - NATL)(b)(g)	0.00%	08/01/2026	1,350	1,246,199
West Sacramento (City of), CA Financing Authority; Series 2006 A, RB (INS - SGI)(b)	5.00%	09/01/2026	2,480	2,953,506
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds (g)	0.00%	08/01/2032	4,650	3,736,135
				134,546,640
Colorado–4.09%
Arkansas River Power Authority; Series 2006, RB (j)	5.88%	10/01/2026	1,565	1,883,164
Colorado (State of) Board of Governors; Series 2012 A, RB (c)	5.00%	03/01/2041	3,500	3,794,805
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,480	1,712,937
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	2,115	2,153,641
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The));
Series 2013, RB (j)(k)	5.63%	06/01/2023	500	580,690
Series 2017, Ref. RB (j)(k)	5.00%	06/01/2027	745	966,921
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (c)	5.50%	01/01/2035	3,000	3,376,560
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	420	379,046
Series 2007 A, RB	5.30%	07/01/2037	650	509,308
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	1,170	1,163,015
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, RB	6.50%	01/15/2030	1,850	1,854,903
Series 2010, RB	6.00%	01/15/2034	1,500	1,503,090
Series 2010, RB	6.00%	01/15/2041	700	701,442
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	545	534,923
Colorado Health Facilities Authority; Series 2020-XX1130, Ctfs. (c)(i)	5.00%	08/01/2044	1,585	1,775,517
Denver (City & County of), CO;
Series 2012 B, RB	5.00%	11/15/2037	2,500	2,681,050
Series 2013 A, RB (f)	5.25%	11/15/2043	3,000	3,285,990
Series 2018 A, Ref. RB (c)(f)	5.25%	12/01/2048	2,230	2,622,012
Series 2018 A-2, RB (g)	0.00%	08/01/2033	2,235	1,555,515
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	895	853,132
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	1,080	1,619,827
				35,507,488
Connecticut–0.43%
Connecticut (State of) (Bradley International Airport); Series 2000 A, RB (INS - ACA)(b)(f)	6.60%	07/01/2024	2,695	2,702,196
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, RB (f)	5.50%	04/01/2021	1,000	1,037,540
				3,739,736
District of Columbia–1.54%
District of Columbia; Series 2006 B-1, RB (INS - NATL)(b)	5.00%	02/01/2031	235	235,465
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	2,660	2,401,927
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2014 A, Ref. RB	5.00%	10/01/2053	$ 8,315	$ 8,538,341
Series 2019 B, Ref. RB	4.00%	10/01/2049	2,120	2,151,291
				13,327,024
Florida–9.36%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	635	663,213
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	687,790
Broward (County of), FL;
Series 2012 A, RB (j)(k)	5.00%	10/01/2022	4,125	4,588,196
Series 2013 C, RB (j)(k)	5.25%	10/01/2023	3,000	3,495,000
Series 2015 A, RB (f)	5.00%	10/01/2045	1,770	1,953,761
Series 2017, RB (c)(f)(i)	5.00%	10/01/2047	3,285	3,720,920
Series 2019 B, RB (f)	4.00%	09/01/2044	1,060	1,119,572
Cape Coral (City of), FL; Series 2011, Ref. RB (j)(k)	5.00%	10/01/2021	870	924,253
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB (e)	6.00%	07/01/2045	315	250,639
Central Florida Expressway Authority; Series 2020-XX1136, Ctfs. (c)(i)	5.00%	07/01/2049	3,015	3,564,604
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,612,021) (d)(e)	7.75%	05/15/2035	1,650	1,237,500
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB	6.00%	04/01/2042	1,800	1,952,712
Escambia (County of), FL Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (j)	5.95%	07/01/2020	60	60,276
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	3,820	4,242,645
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (f)	5.13%	06/01/2027	1,080	1,129,961
Gainesville (City of), FL (Utilities System); Series 2019 A, RB	5.00%	10/01/2044	1,250	1,585,775
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB (f)	5.00%	10/01/2048	2,640	2,966,858
JEA Electric System Revenue; Series 2012 3B, RB	5.00%	10/01/2039	190	201,504
Martin (County of), FL Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB (j)(k)	5.00%	11/15/2021	1,895	2,025,452
Miami Beach (City of), FL Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	1,180	1,256,157
Miami-Dade (County of), FL;
Series 2010, Ref. RB (j)(k)	5.00%	10/01/2020	1,000	1,016,090
Series 2012 A, Ref. RB (f)(j)(k)	5.00%	10/01/2022	2,580	2,847,391
Series 2012 A, Ref. RB	5.00%	10/01/2028	1,000	1,107,500
Series 2012 B, Ref. RB	5.00%	10/01/2032	1,450	1,601,583
Series 2012 B, Ref. RB	5.00%	10/01/2035	2,295	2,529,274
Series 2012 B, Ref. RB (INS - AGM)(b)	5.00%	10/01/2035	2,450	2,700,096
Series 2016 A, Ref. RB	5.00%	10/01/2041	3,535	4,011,271
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB (c)	5.00%	04/01/2053	4,905	5,510,669
Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2035	720	721,901
Series 2010 A, Ref. RB	5.00%	07/01/2040	5,000	5,013,200
Miami-Dade (County of), FL Health Facilities Authority (Miami Children’s Hospital);
Series 2010, Ref. RB (j)(k)	6.00%	08/01/2020	265	267,449
Series 2010, Ref. RB (j)(k)	6.13%	08/01/2020	605	610,717
Series 2010, Ref. RB	6.00%	08/01/2030	95	95,644
Series 2010, Ref. RB	6.13%	08/01/2042	220	221,274
Miami-Dade (County of), FL Industrial Development Authority (Waste Management, Inc.); Series 2018 B, RB (SIFMA Municipal Swap Index + 0.80%)(f)(k)(l)	0.94%	11/01/2021	745	745,782
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB (f)	5.00%	10/01/2047	3,290	3,763,859
Osceola (County of), FL;
Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2048	1,000	313,200
Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2052	570	149,625
Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2053	565	141,843
Series 2020 A-2, Ref. RB (g)	0.00%	10/01/2054	485	116,419
Overoaks Community Development District; Series 2010 A-2, RB (h)	6.13%	05/01/2035	135	136,476
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Palm Beach (County of), FL Solid Waste Authority; Series 2016, RB (c)	5.00%	10/01/2031	$ 4,650	$ 4,935,417
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	1,065	1,290,354
Reunion East Community Development District;
Series 2005, RB (d)(m)	5.80%	05/01/2036	197	2
Series 2015-2, RB	6.60%	05/01/2036	180	174,818
Sterling Hill Community Development District; Series 2003 A, RB (m)(n)	6.20%	05/01/2035	965	607,731
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.13%	07/01/2034	1,000	1,093,740
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,715	1,846,592
				81,196,705
Georgia–3.47%
Atlanta (City of), GA;
Series 1999 A, RB (INS - NATL)(b)	5.50%	11/01/2022	3,000	3,226,050
Series 2015, Ref. RB (c)	5.00%	11/01/2040	10,040	11,689,472
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2038	3,840	4,072,051
Brookhaven Development Authority;
Series 2020, RB (c)(i)	4.00%	07/01/2044	1,435	1,610,630
Series 2020, RB (c)(i)	4.00%	07/01/2049	2,110	2,349,232
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042	1,340	1,441,760
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RB	5.00%	04/01/2042	1,255	1,398,547
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	3,250	3,593,525
Private Colleges & Universities Authority (Mercer University);
Series 2012 A, RB	5.25%	10/01/2027	455	468,127
Series 2012 A, RB	5.00%	10/01/2032	250	254,947
				30,104,341
Hawaii–2.94%
Hawaii (State of);
Series 2010 A, RB	5.00%	07/01/2039	3,525	3,534,518
Series 2014 EO, GO Bonds	5.00%	08/01/2034	5,000	5,810,600
Series 2015 A, RB (f)	5.00%	07/01/2041	1,075	1,205,064
Series 2015 A, RB (f)	5.00%	07/01/2045	2,150	2,397,078
Series 2018 A, RB (f)	5.00%	07/01/2043	1,955	2,268,406
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group);
Series 2010 B, RB (j)(k)	5.63%	07/01/2020	1,000	1,004,370
Series 2010 B, RB (j)(k)	5.75%	07/01/2020	370	371,654
Series 2013 A, Ref. RB	5.50%	07/01/2043	3,000	3,240,930
Honolulu (City & County of), HI;
Series 2012 A, GO Bonds	5.00%	11/01/2036	1,000	1,103,030
Series 2015 A, Ref. RB (c)	5.00%	07/01/2030	3,775	4,526,905
				25,462,555
Idaho–0.28%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,100	900,889
Regents of the University of Idaho; Series 2011, Ref. RB (k)	5.25%	04/01/2021	1,510	1,563,499
				2,464,388
Illinois–18.60%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	990	990,208
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	$ 1,325	$ 1,359,543
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	535	546,412
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	425	432,858
Series 2011 A, RB (j)(k)	5.25%	01/01/2022	2,400	2,588,376
Series 2011, COP	7.13%	05/01/2021	448	448,103
Series 2012 A, GO Bonds	5.00%	01/01/2033	2,125	2,125,637
Series 2012 A, GO Bonds (INS - BAM)(b)	5.00%	01/01/2033	2,485	2,609,772
Series 2012, RB	5.00%	01/01/2042	4,085	4,247,460
Series 2014, RB	5.00%	11/01/2044	1,105	1,167,256
Series 2014, Ref. RB (INS - AGM)(b)	5.00%	01/01/2031	1,400	1,551,032
Series 2015 A, GO Bonds	5.50%	01/01/2033	4,310	4,463,651
Series 2019 A, GO Bonds	5.50%	01/01/2035	450	473,774
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB (f)	5.50%	01/01/2031	4,000	4,313,720
Series 2014 A, Ref. RB (f)	5.00%	01/01/2041	1,575	1,675,217
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB (f)	5.00%	01/01/2030	4,320	4,517,208
Series 2013, RB	5.75%	01/01/2038	3,150	3,329,802
Series 2015 C, RB (f)	5.00%	01/01/2046	1,075	1,164,795
Series 2015 D, RB	5.00%	01/01/2046	755	827,201
Series 2017 D, RB	5.25%	01/01/2042	1,720	1,963,930
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	1,610	1,523,060
Series 2018 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2032	880	1,014,262
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2034	885	883,257
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	1,275	1,303,203
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	2,215	2,532,454
Chicago (City of), IL Transit Authority;
Series 2011, RB (c)(i)	5.25%	12/01/2036	6,900	7,189,938
Series 2014, RB	5.00%	12/01/2044	4,735	5,088,373
Chicago Park District; Series 2020 C, GO Bonds (INS - BAM)(b)	4.00%	01/01/2042	2,735	2,902,820
Illinois (State of);
Series 2012, Ref. GO Bonds	5.00%	08/01/2021	1,330	1,344,750
Series 2013, GO Bonds (INS - BAM)(b)	5.50%	07/01/2038	3,025	3,194,370
Series 2014, GO Bonds	5.25%	02/01/2034	1,650	1,674,568
Series 2014, GO Bonds	5.00%	05/01/2035	540	542,835
Series 2014, GO Bonds	5.00%	05/01/2036	1,540	1,545,359
Series 2016, GO Bonds	5.00%	11/01/2036	1,340	1,347,236
Series 2017 C, GO Bonds	5.00%	11/01/2029	335	339,124
Series 2017 D, GO Bonds	5.00%	11/01/2023	1,500	1,531,515
Series 2017 D, GO Bonds	5.00%	11/01/2024	120	122,374
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,885	1,921,154
Series 2018 A, GO Bonds	6.00%	05/01/2027	970	1,029,558
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,560	1,580,280
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2021	2,630	2,663,269
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	745	757,397
Series 2020, GO Bonds	5.50%	05/01/2039	2,055	2,159,065
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012, RB (j)(k)	5.00%	03/01/2022	1,000	1,083,305
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,810	2,012,159
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB (f)	8.00%	06/01/2032	460	459,940
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	1,000	1,082,200
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	760	715,540
Series 2019 A, Ref. RB	5.00%	11/01/2040	75	67,955
Series 2019 A, Ref. RB	5.00%	11/01/2049	700	608,993
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	3,015	3,362,328
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016 B, RB (d)	5.63%	05/15/2020	$ 1,278	$ 830,972
Series 2016, RB (d)	2.00%	05/15/2055	299	2,985
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	1,000,290
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,610	2,872,070
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)	5.50%	08/15/2041	1,530	1,585,799
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/2052	4,080	4,482,737
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS - AGM)(b)(g)	0.00%	12/15/2029	3,500	2,564,520
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010, RB (j)(k)	5.50%	06/15/2020	670	671,199
Series 2010, RB	5.50%	06/15/2050	2,080	2,083,494
Series 2012 A, RB	5.00%	06/15/2042	1,500	1,485,120
Series 2015 A, RB	5.50%	06/15/2053	1,500	1,517,640
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS - AGM)(b)	5.25%	06/15/2031	1,530	1,670,760
Series 2014, Ref. RB (INS - AGM)(b)	5.25%	06/15/2032	1,395	1,509,488
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB (c)	5.00%	01/01/2038	4,625	4,991,763
Series 2014 C, RB (c)	5.00%	01/01/2039	6,240	7,104,490
Series 2015 A, RB (c)	5.00%	01/01/2040	3,000	3,463,710
Metropolitan Pier & Exposition Authority (Mccormick Place Expansion); Series 2017 B, Ref. RB (INS - BAM)(b)(h)	4.70%	12/15/2037	1,500	986,640
Metropolitan Water Reclamation District of Greater Chicago; Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	3,995	5,726,912
Peoria (County of), IL; Series 2011, GO Bonds (c)	5.00%	12/15/2041	3,900	3,992,547
Railsplitter Tobacco Settlement Authority; Series 2010, RB (j)(k)	5.50%	06/01/2021	6,030	6,348,203
Regional Transportation Authority;
Series 2002 A, RB (INS - NATL)(b)	6.00%	07/01/2029	1,460	1,970,474
Series 2018 B, RB	5.00%	06/01/2030	615	756,407
Series 2018 B, RB	5.00%	06/01/2040	2,935	3,506,122
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB (c)	5.00%	01/01/2048	5,315	5,806,265
				161,309,203
Indiana–2.44%
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, RB	5.25%	10/01/2031	3,625	3,860,516
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB (f)	5.00%	07/01/2048	730	760,390
Series 2013, RB (f)	5.00%	07/01/2040	6,405	6,709,814
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, RB	5.00%	06/01/2032	1,535	1,565,884
Series 2012 A, RB	5.00%	06/01/2039	3,265	3,282,566
Indiana (State of) Municipal Power Agency;
Series 2013 A, RB	5.25%	01/01/2038	2,000	2,250,180
Series 2016 A, Ref. RB	5.00%	01/01/2042	1,565	1,841,426
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB (f)	5.88%	01/01/2024	835	855,157
				21,125,933
Iowa–1.56%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	1,640	1,658,237
Series 2013, RB (e)	5.88%	12/01/2027	1,380	1,425,899
Series 2013, Ref. RB (k)	5.25%	12/01/2037	1,600	1,608,864
Series 2019, Ref. RB	3.13%	12/01/2022	620	614,048
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	1,135	1,094,980
Iowa (State of) Tobacco Settlement Authority;
Series 2005 B, RB (h)	5.60%	06/01/2034	355	359,686
Series 2005 C, RB	5.50%	06/01/2042	2,490	2,522,868
Series 2005 C, RB	5.63%	06/01/2046	1,740	1,762,968
Series 2005 E, RB (g)	0.00%	06/01/2046	16,030	2,442,330
				13,489,880
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–0.81%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.75%	07/01/2038	$ 2,000	$ 2,278,360
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,546,380
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	821,260
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	2,080	2,356,432
				7,002,432
Kentucky–3.07%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(k)(l)	1.54%	02/01/2025	900	877,842
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(b)	5.00%	12/01/2047	1,410	1,473,746
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	2,520	2,606,688
Series 2015 A, RB	5.00%	01/01/2045	425	435,230
Kentucky (State of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	1,600	1,704,736
Series 2017 A, Ref. RB	5.00%	06/01/2045	1,285	1,333,573
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, RB (j)(k)	6.38%	06/01/2020	1,950	1,950,000
Series 2010 A, RB (j)(k)	6.50%	06/01/2020	4,550	4,550,000
Kentucky (State of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	1,350	1,450,993
Kentucky (State of) Public Energy Authority; Series 2019 C, RB (k)	4.00%	02/01/2028	1,890	2,101,869
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB	5.75%	07/01/2049	1,000	1,034,380
Kentucky Bond Development Corp; Series 2020, RB (INS - BAM)(b)(c)(i)	5.00%	09/01/2044	4,855	6,027,337
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	1,000	1,100,510
				26,646,904
Louisiana–2.00%
Jefferson Sales Tax District; Series 2019 B, RB (INS - AGM)(b)	4.00%	12/01/2039	1,000	1,161,210
Lafayette (City of), LA Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking);
Series 2010, RB (j)(k)	5.25%	10/01/2020	550	559,207
Series 2010, RB (j)(k)	5.50%	10/01/2020	960	976,867
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. James Parish Gomesa); Series 2019, RB (e)	3.90%	11/01/2044	1,210	1,002,086
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB (j)(k)	5.50%	05/15/2026	2,000	2,580,340
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	1,440	1,547,971
New Orleans (City of), LA; Series 2014, Ref. RB	5.00%	06/01/2044	940	1,062,736
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolitdated Garage System); Series 2018 A, RB (INS - AGM)(b)	5.00%	10/01/2043	565	670,124
St. Charles (Parish of), LA (Valero Energy Corp.); Series 2010, RB (k)	4.00%	06/01/2022	1,750	1,811,127
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.50%	05/15/2030	860	861,213
Series 2013 A, Ref. RB	5.25%	05/15/2031	1,085	1,111,973
Series 2013 A, Ref. RB	5.25%	05/15/2032	2,065	2,162,076
Series 2013 A, Ref. RB	5.25%	05/15/2033	1,735	1,815,209
				17,322,139
Maryland–0.88%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	480	481,973
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	980	1,106,929
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	2,015	2,180,069
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB (j)(k)	5.75%	06/01/2020	1,815	1,815,000
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB (j)(k)	5.38%	06/01/2020	$ 930	$ 930,000
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	1,145	1,124,894
				7,638,865
Massachusetts–2.47%
Massachusetts (State of) Development Finance Agency; Series 2019 A, Ref. RB	4.00%	07/01/2044	1,000	1,030,340
Massachusetts (State of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2048	3,420	3,843,806
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	4,200	4,442,508
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012, RB (j)(k)	5.00%	07/01/2021	1,230	1,293,689
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB (j)(k)	6.75%	01/01/2021	275	285,412
Series 2011 I, RB (j)(k)	7.25%	01/01/2021	1,050	1,092,546
Massachusetts (State of) Port Authority; Series 2019 A, Ref. RB (f)	5.00%	07/01/2036	1,255	1,509,527
Massachusetts (State of) Port Authority (Bosfuel); Series 2019 A, Ref. RB (f)	4.00%	07/01/2044	1,000	1,054,050
Massachusetts (State of) School Building Authority; Series 2011 B, RB (c)	5.00%	10/15/2035	6,450	6,877,764
				21,429,642
Michigan–5.18%
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	830	855,132
Detroit Downtown Development Authority; Series 2018 A, Ref. RB (INS - AGM)(b)(c)(i)	5.00%	07/01/2043	2,650	3,003,855
Lansing (City of), MI Board of Water & Light; Series 2011 A, RB (j)(k)	5.00%	07/01/2021	750	789,255
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB (c)	5.00%	04/15/2041	3,650	4,391,498
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	2,360	2,628,686
Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2020 A, Ref. RB	5.00%	05/15/2036	2,115	2,406,489
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	1,045	1,289,990
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. RB	5.00%	07/01/2044	1,585	1,657,323
Series 2014 C-3, Ref. RB (INS - AGM)(b)	5.00%	07/01/2033	2,000	2,268,760
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	790	885,511
Series 2014 D-2, Ref. RB (INS - AGM)(b)	5.00%	07/01/2028	2,000	2,308,160
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	790	896,824
Series 2015, Ref. RB	5.00%	07/01/2035	1,610	1,903,487
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB	5.00%	06/01/2039	2,885	3,172,202
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB (c)	5.00%	12/01/2046	4,935	5,663,653
Michigan (State of) Hospital Finance Authority (Ascension Health); Series 2010, Ref. RB	5.00%	11/15/2047	1,000	1,247,670
Michigan (State of) Strategic Fund (I-85 Improvement Project); Series 2018, RB (f)	5.00%	06/30/2033	1,000	1,097,100
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, RB	6.00%	06/01/2048	4,160	4,160,083
Monroe County Economic Development Corp. (Detroit Edison Co.); Series 1992 AA, Ref. RB (INS - NATL)(b)	6.95%	09/01/2022	1,000	1,144,480
Oakland University; Series 2012, RB	5.00%	03/01/2042	3,000	3,175,290
				44,945,448
Minnesota–0.31%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	385	362,539
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	474,785
St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	1,575	1,834,308
				2,671,632
Mississippi–0.24%
West Rankin Utility Authority; Series 2018, RB (INS - AGM)(b)	5.00%	01/01/2048	1,715	2,054,433
Missouri–1.21%
Kansas (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,380	2,532,439
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2024	$ 1,175	$ 1,250,717
Series 2011 A, Ref. RB	5.50%	09/01/2025	305	324,535
Series 2011 A, Ref. RB	5.50%	09/01/2027	1,375	1,463,069
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (INS - AGM)(b)(f)	5.00%	03/01/2049	1,270	1,474,152
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	645	573,186
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	420	401,201
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,655	2,474,141
				10,493,440
Nebraska–1.68%
Central Plains Energy Project (No. 3);
Series 2012, RB (o)	5.00%	09/01/2032	5,500	5,912,280
Series 2012, RB (o)	5.00%	09/01/2042	2,000	2,149,920
Series 2017 A, Ref. RB	5.00%	09/01/2034	260	330,028
Series 2017 A, Ref. RB	5.00%	09/01/2042	2,735	3,576,915
Central Plains Energy Project (No. 4); Series 2018, RB (k)	5.00%	01/01/2024	1,380	1,533,346
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,080,510
				14,582,999
Nevada–0.37%
Las Vegas Valley Water District; Series 2012 B, GO Bonds	5.00%	06/01/2042	3,000	3,222,930
New Hampshire–0.36%
National Finance Authority; Series 2020-1, Class A	4.13%	01/20/2034	1	1,300
New Hampshire (State of) Health and Education Facilities Authority Act; Series 2020 A, RB	5.00%	08/01/2059	2,280	3,137,668
				3,138,968
New Jersey–6.11%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(b)	5.75%	11/01/2028	1,165	1,440,313
New Jersey (State of) Economic Development Authority;
Series 1992, RB (INS - NATL)(b)	5.90%	03/15/2021	8,285	8,562,713
Series 2005 N-1, Ref. RB (INS - NATL)(b)(c)(i)	5.50%	09/01/2022	4,790	5,002,101
Series 2017 DDD, RB	5.00%	06/15/2032	1,270	1,344,079
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB (f)	5.13%	09/15/2023	1,100	1,097,382
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB (f)	5.00%	10/01/2037	1,215	1,292,262
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing);
Series 2010 A, RB (j)(k)	5.75%	06/01/2020	440	440,000
Series 2010 A, RB (j)(k)	5.88%	06/01/2020	2,100	2,100,000
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2013, Ref. RB (SIFMA Municipal Swap Index + 1.60%)(l)	1.74%	03/01/2028	500	484,150
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB (f)	5.50%	01/01/2027	1,200	1,334,412
Series 2013, RB (f)	5.00%	01/01/2028	1,000	1,091,980
Series 2013, RB (f)	5.38%	01/01/2043	1,000	1,084,640
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB (f)	5.00%	12/01/2024	1,410	1,605,736
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2009 C, RB	5.25%	06/15/2032	$ 1,875	$ 1,968,225
Series 2011 A, RB (j)(k)	5.50%	06/15/2021	2,405	2,536,866
Series 2011 B, RB	5.50%	06/15/2031	1,345	1,366,278
Series 2014, RB	5.00%	06/15/2030	1,570	1,703,215
Series 2018 A, Ref. RB	5.00%	12/15/2024	500	530,110
Series 2018 A, Ref. RB	5.00%	12/15/2032	1,570	1,672,866
Series 2018 A, Ref. RN (c)(i)	5.00%	06/15/2029	2,015	2,180,008
Series 2018 A, Ref. RN (c)(i)	5.00%	06/15/2030	940	1,011,741
Series 2018 A, Ref. RN (c)(i)	5.00%	06/15/2031	955	1,023,092
Subseries 2016 A-1, RN	5.00%	06/15/2028	1,285	1,397,129
New Jersey (State of) Turnpike Authority; Series 2013 A, RB (j)(k)	5.00%	07/01/2022	4,300	4,731,161
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (f)	5.00%	12/01/2023	1,230	1,276,260
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	3,190	3,504,917
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,060	1,184,508
				52,966,144
New Mexico–0.54%
Farmington (City of), NM (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR (k)	5.20%	06/01/2020	1,000	1,000,000
Series 2010 C, Ref. PCR	5.90%	06/01/2040	3,250	3,253,315
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	500	442,285
				4,695,600
New York–19.89%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (e)(f)	5.25%	12/31/2033	520	489,622
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,450	3,450,172
Hudson Yards Infrastructure Corp; Series 2020-XF2859, Ctfs. (INS - AGM)(b)(c)	4.00%	02/15/2047	4,195	4,582,660
Long Island (City of), NY Power Authority;
Series 2011 A, RB (j)(k)	5.00%	05/01/2021	1,045	1,090,478
Series 2014 A, Ref. RB	5.00%	09/01/2044	4,130	4,709,480
Metropolitan Transportation Authority;
Series 2013 B, RB	5.00%	11/15/2038	2,325	2,376,103
Series 2016 A1, RB	5.00%	11/15/2041	2,510	2,614,742
Series 2016 B, Ref. RB	5.00%	11/15/2037	185	194,095
Series 2017 C1, RB	5.00%	11/15/2023	760	794,010
Series 2020 A-1, RB (INS - BAM)(b)	4.00%	11/15/2053	500	529,805
Series 2020 A-2, RB	4.00%	02/01/2022	1,485	1,489,915
Series 2020 C-1, RB	5.25%	11/15/2055	1,695	1,867,517
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB	6.50%	01/01/2032	1,500	1,295,370
Series 2014 A, RB	6.70%	01/01/2049	1,500	1,168,875
Series 2014 C, RB (d)	2.00%	01/01/2049	1,082	162,210
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. RB (c)(f)	5.00%	09/15/2028	4,175	5,088,114
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, RB (INS - NATL)(b)(f)	5.75%	12/01/2025	3,000	3,016,320
Series 2010 8, RB	6.00%	12/01/2036	2,700	2,715,336
Series 2010, RB	5.50%	12/01/2031	850	854,879
New York (City of), NY; Series 2012 F, Ref. GO Bonds	5.00%	08/01/2031	1,200	1,275,876
New York (City of), NY Municipal Water Finance Authority;
Series 2010 FF, RB	5.00%	06/15/2031	10,500	10,518,375
Series 2012 FF, RB (c)	5.00%	06/15/2045	7,335	7,890,113
New York (City of), NY Transitional Finance Authority;
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	1,565	1,952,353
Subseries 2009 A-1, RB (c)	5.00%	05/01/2030	510	510,000
New York (City of), NY Water & Sewer System; Series 2019 EE-2, Ref. RB (c)	4.00%	06/15/2040	3,555	4,171,615
New York (Counties of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	4,010	4,303,893
New York (State of) Dormitory Authority; Series 2018 E, RB (c)	5.00%	03/15/2045	7,240	8,815,207
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(b)	5.50%	05/15/2028	$ 600	$ 800,316
Series 2005 A, RB (INS - AMBAC)(b)	5.50%	05/15/2029	505	689,487
New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, RB (c)	5.00%	03/15/2030	4,125	4,269,086
Series 2013 A, RB (j)(k)	5.00%	02/15/2023	9,400	10,615,608
Series 2014 C, RB (c)	5.00%	03/15/2040	6,985	7,875,168
Series 2018 A, Ref. RB	5.25%	03/15/2038	1,570	1,963,646
New York (State of) Metropolitan Transportation Authority; Subseries 2015 A-2, RB (SIFMA Municipal Swap Index + 0.58%)(k)(l)	0.72%	12/01/2038	740	740,000
New York (State of) Thruway Authority; Series 2011 A-1, RB (c)	5.00%	04/01/2029	6,855	7,104,453
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB (c)	5.00%	12/15/2031	2,400	2,751,264
New York City Transitional Finance Authority;
Series 2020 C-1, RB	4.00%	05/01/2038	1,590	1,869,220
Series 2020 C-1, RB	4.00%	05/01/2039	1,455	1,704,722
New York City Transitional Finance Authority Future Tax Secured Revenue; Series 2020-XF2864, Ctfs. (c)	4.00%	11/01/2045	4,235	4,821,209
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB (e)	5.00%	11/15/2044	8,340	8,270,027
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. RB	5.00%	09/15/2043	2,360	2,514,981
New York Power Authority; Series 2020-XF0956, Ctfs. (c)	4.00%	11/15/2050	4,640	5,414,416
New York State Thruway Authority;
Series 2020-XM0830, Ctfs. (c)	4.00%	01/01/2050	6,835	7,324,523
Series 2020-XX1127, Ctfs. (INS - AGM)(b)(c)(i)	4.00%	01/01/2050	3,300	3,579,048
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB (f)	5.00%	08/01/2026	2,140	2,066,213
Series 2016, Ref. RB (f)	5.00%	08/01/2031	845	814,817
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB (f)	5.00%	01/01/2031	305	306,909
Series 2018, RB (f)	5.00%	01/01/2033	2,670	2,686,714
Series 2018, RB (f)	5.00%	01/01/2034	2,180	2,193,647
Series 2018, RB (f)	4.00%	01/01/2036	1,910	1,869,126
Series 2018, RB (f)	5.00%	01/01/2036	565	568,537
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (f)	5.00%	07/01/2046	4,100	4,282,737
Series 2016 A, RB (f)	5.25%	01/01/2050	2,250	2,367,068
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	2,195	2,213,043
Triborough Bridge and Tunnel Authority; Series 1992 Y, RB (j)	6.13%	01/01/2021	395	408,691
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,625	2,474,325
				172,486,136
North Carolina–3.08%
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB (f)	5.00%	06/30/2054	3,015	3,077,169
North Carolina (State of) Turnpike Authority;
Series 2011, RB (c)	5.00%	07/01/2036	1,875	1,956,788
Series 2011, RB (c)	5.00%	07/01/2041	3,320	3,457,481
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB (c)	5.00%	10/01/2055	12,175	15,147,648
University of North Carolina at Chapel Hill (University of North Carolina Hospital); Series 2019, RB	5.00%	02/01/2049	2,095	3,093,561
				26,732,647
North Dakota–0.80%
McLean (County of), ND (Great River Energy); Series 2010 B, RB	5.15%	07/01/2040	1,500	1,505,400
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	2,745	2,868,443
Series 2017 C, RB	5.00%	06/01/2048	2,445	2,545,905
				6,919,748
Ohio–7.53%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	1,075	1,165,859
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Allen (County of), OH (Catholic Health Partners); Series 2012 A, Ref. RB	5.00%	05/01/2042	$ 500	$ 525,810
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2039	1,770	1,988,418
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	3,750	3,999,713
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	675	784,701
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	600	670,182
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,025	4,259,738
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	13,445	13,588,458
Series 2020 B-3, Ref. RB (g)	0.00%	06/01/2057	4,540	587,294
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	1,410	1,445,983
Columbus-Franklin (County of), OH Finance Authority (Easton); Series 2020, RB (e)	5.00%	06/01/2028	1,060	1,062,703
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.50%	02/15/2052	2,145	2,295,600
Franklin (County of), OH (OhioHealth Corp.);
Series 2011 A, RB (c)	5.00%	11/15/2036	3,310	3,460,307
Series 2011 A, RB (c)	5.00%	11/15/2041	1,500	1,565,085
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042	1,320	1,448,634
Hamilton (County of), OH (Christ Hospital); Series 2012, RB (j)(k)	5.25%	06/01/2022	3,250	3,572,173
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref.RB	5.00%	01/01/2046	1,885	1,749,016
Hamilton (County of), OH (Trihealth, Inc. Obligated Group); Series 2017 A, RB	5.00%	08/15/2047	3,125	3,542,313
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB (j)(k)	6.25%	06/01/2021	960	1,016,131
Lucas (County of), OH (ProMedica Healthcare System);
Series 2011 A, RB (j)(k)	5.75%	11/15/2021	2,000	2,159,420
Series 2018 A, Ref. RB	5.25%	11/15/2048	2,125	2,187,730
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (e)	6.00%	04/01/2038	1,810	1,073,656
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(b)(f)	5.00%	12/31/2039	1,020	1,161,637
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB (f)(k)	2.60%	10/01/2029	1,000	1,010,550
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB (e)(f)	4.25%	01/15/2038	745	750,446
Ohio (State of) Higher Educational Facility Commission (Summa Health System);
Series 2010, RB	5.75%	11/15/2035	1,725	1,730,813
Series 2010, RB	5.75%	11/15/2040	395	396,268
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, RB	5.25%	02/15/2033	3,000	3,317,310
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund); Series 2020 A, RB	5.00%	12/01/2050	2,120	2,749,280
				65,265,228
Oklahoma–2.09%
Edmond Public Works Authority;
Series 2017, RB (c)	5.00%	07/01/2042	3,450	4,197,753
Series 2017, RB (c)	5.00%	07/01/2047	3,375	4,065,694
McAlester (City of), OK Public Works Authority;
Series 2002, RB (INS - AGM)(b)(g)	0.00%	02/01/2031	1,000	823,630
Series 2002, RB (INS - AGM)(b)(g)	0.00%	02/01/2034	3,970	2,952,727
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	2,760	3,013,534
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB (d)	5.00%	08/01/2052	2,470	988,000
Oklahoma (State of) Water Resources Board; Series 2018 C, RB	4.00%	10/01/2048	1,595	1,810,357
Tulsa (City of), OK Airports Improvement Trust; Series 2000 A, RB (f)(j)	6.00%	06/01/2020	245	245,000
				18,096,695
Oregon–0.62%
University of Oregon; Series 2020, RB (c)(i)	5.00%	04/01/2050	4,240	5,329,977
Pennsylvania–3.70%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	1,900	2,128,893
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network); Series 2018 A, Ref. RB	4.00%	04/01/2044	1,060	1,096,867
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing); Series 2017 C, RB	5.00%	05/15/2037	1,000	1,009,910
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Franklin (County of), PA Industrial Development Authority (Chambersburg Hospital); Series 2010, RB (j)(k)	5.38%	07/01/2020	$ 2,700	$ 2,711,070
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2022	750	750,870
Pennsylvania (State of) Turnpike Commission;
Series 2014 A, RB (h)	4.75%	12/01/2037	1,260	1,371,208
Series 2018 A-2, RB	5.00%	12/01/2048	1,515	1,795,563
Series 2018 B, RB	5.25%	12/01/2048	1,490	1,780,401
Subseries 2010 B-2, RB (h)(j)(k)	5.75%	12/01/2020	3,600	3,698,712
Subseries 2010 B-2, RB (h)(j)(k)	6.00%	12/01/2020	2,200	2,262,809
Subseries 2014 A-2, RB (h)	5.13%	12/01/2039	2,500	2,561,200
Subseries 2017 B-1, RB	5.25%	06/01/2047	3,000	3,446,460
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	1,390	1,655,351
Series 2017 B, Ref. RB (f)	5.00%	07/01/2047	3,690	4,133,206
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	1,075	1,183,306
Pittsburgh (City of) & Allegheny (County of), PA Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. RB (INS - AGM)(b)	5.00%	02/01/2031	500	502,110
				32,087,936
Puerto Rico–4.08%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	4,370	4,392,724
Series 2002, RB	5.63%	05/15/2043	1,890	1,897,938
Series 2005 A, RB (g)	0.00%	05/15/2050	7,500	1,104,000
Series 2005 B, RB (g)	0.00%	05/15/2055	3,240	259,459
Series 2008 A, RB (g)	0.00%	05/15/2057	19,060	1,043,535
Puerto Rico (Commonwealth of); Series 2003 C-7, Ref. GO Bonds (INS - NATL)(b)	6.00%	07/01/2027	505	510,055
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, RB	6.00%	07/01/2044	1,915	1,943,725
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(b)	5.25%	07/01/2032	570	564,363
Series 2007 VV, Ref. RB (INS - NATL)(b)	5.25%	07/01/2033	930	918,366
Series 2007 VV, Ref. RB (INS - NATL)(b)	5.25%	07/01/2035	3,045	2,998,899
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2007 CC, Ref. RB (INS - AGM)(b)	5.25%	07/01/2033	1,570	1,670,935
Series 2007 N, Ref. RB (INS - NATL)(b)	5.25%	07/01/2032	975	965,357
Series 2007 N, Ref. RB (INS - AGC)(b)	5.25%	07/01/2034	1,525	1,626,062
Series 2007 N, Ref. RB (INS - AGC)(b)	5.25%	07/01/2036	1,350	1,439,316
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. RB (INS - NATL)(b)	6.00%	07/01/2024	2,560	2,585,626
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (g)	0.00%	07/01/2027	570	450,215
Series 2018 A-1, RB (g)	0.00%	07/01/2029	1,890	1,369,475
Series 2018 A-1, RB (g)	0.00%	07/01/2033	2,685	1,612,181
Series 2018 A-1, RB (g)	0.00%	07/01/2051	5,300	1,005,410
Series 2018 A-1, RB	4.75%	07/01/2053	1,730	1,687,650
Series 2018 A-1, RB	5.00%	07/01/2058	3,975	3,987,958
Series 2019 A-2, RB	4.33%	07/01/2040	1,385	1,333,062
				35,366,311
Rhode Island–0.13%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2035	1,000	1,093,630
South Carolina–1.87%
Piedmont Municipal Power Agency; Series 2011 C, Ref. RB (INS - AGC)(b)	5.75%	01/01/2034	1,590	1,660,819
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	1,000	954,630
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB (j)(k)	5.25%	08/01/2023	2,000	2,310,120
South Carolina (State of) Ports Authority; Series 2015, RB (f)(j)(k)	5.25%	07/01/2025	4,080	5,046,388
South Carolina (State of) Public Service Authority; Series 2014, Ref. RB	5.00%	12/01/2046	1,510	1,616,968
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (c)	5.00%	01/01/2033	$ 4,650	$ 4,658,928
				16,247,853
South Dakota–0.49%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	2,065	2,248,455
Series 2015, Ref. RB	5.00%	11/01/2045	1,825	2,019,362
				4,267,817
Tennessee–0.59%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health); Series 2018 A, Ref. RB	5.00%	07/01/2036	2,200	2,471,546
Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, RB (j)(k)	5.25%	11/01/2021	525	562,412
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2036	1,000	1,096,600
Nashville (City of), TN Metropolitan Airport Authority; Series 2019 B, RB (f)	5.00%	07/01/2049	830	976,578
				5,107,136
Texas–17.32%
Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042	2,400	2,616,648
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	2,125	2,285,586
Dallas-Fort Worth (Cities of), TX International Airport;
Series 2012 G, Ref. RB	5.00%	11/01/2034	7,000	7,100,590
Series 2013 A, RB (f)	5.00%	11/01/2030	2,250	2,406,690
Fort Bend (County of), TX Grand Parkway Toll Road Authority; Series 2012, RB	5.00%	03/01/2042	1,500	1,615,785
Harris (County of), TX Metropolitan Transit Authority; Series 2011 A, RB (c)	5.00%	11/01/2036	1,695	1,811,057
Houston (City of), TX;
Series 2002 A, RB (INS - AGM)(b)(f)	5.13%	07/01/2032	1,365	1,373,231
Series 2011 D, RB (c)	5.00%	11/15/2031	1,920	2,052,173
Series 2011 D, RB (c)	5.00%	11/15/2033	9,080	9,705,067
Series 2018, RB (f)	5.00%	07/15/2028	625	624,962
Houston (City of), TX Airport System (United Airlines, Inc. Airport Improvement); Series 2015 C, Ref. RB (f)	5.00%	07/15/2020	1,075	1,072,259
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB (f)	4.75%	07/01/2024	2,195	2,182,862
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (e)	5.50%	08/15/2045	1,690	1,724,104
Lower Colorado River Authority;
Series 2012-A, Ref. RB (j)(k)	5.00%	05/15/2022	10	10,910
Series 2012-A, Ref. RB	5.00%	05/15/2036	3,795	4,086,190
Series 2019, Ref. RB	5.00%	05/15/2037	1,620	1,978,506
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	1,250	1,296,312
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB (e)(f)	4.63%	10/01/2031	3,925	3,962,327
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2026	265	255,100
Series 2018, Ref. RB	5.00%	10/01/2027	1,735	1,653,923
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	795	679,916
Series 2016, Ref. RB	5.00%	07/01/2046	425	334,297
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, RB (INS - AGM)(b)	5.00%	04/01/2046	3,545	3,813,321
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	630	561,973
Series 2017, Ref. RB	5.00%	01/01/2047	790	692,277
New Hope Fultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB	5.00%	07/01/2047	1,000	810,000
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(b)(g)	0.00%	01/01/2028	4,100	3,690,697
Series 2011 A, RB (c)	5.50%	09/01/2036	4,470	4,762,025
Series 2015 B, Ref. RB (c)(i)	5.00%	01/01/2040	12,520	13,486,544
San Antonio (City of), TX; Series 2013, RB	5.00%	02/01/2038	3,310	3,651,228
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGM)(b)	5.00%	10/01/2032	$ 485	$ 486,586
Series 2011, RB (INS - AGM)(b)	5.00%	10/01/2037	525	526,795
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB (c)	5.00%	02/15/2047	4,385	5,086,556
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	2,880	2,734,646
Series 2016, Ref. RB	5.00%	05/15/2045	2,020	1,822,969
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, RB (d)	5.63%	11/15/2027	1,000	700,000
Series 2007, RB (d)	5.75%	11/15/2037	695	486,500
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB	5.75%	02/15/2025	270	261,560
Series 2017A, RB	6.38%	02/15/2048	2,460	2,136,092
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	5,350	6,271,537
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	2,145	2,576,145
Series 2019, RB (g)	0.00%	08/01/2044	3,500	1,138,760
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB (j)(k)	5.00%	08/15/2022	3,505	3,877,056
Series 2015 B, Ref. RB (g)	0.00%	08/15/2036	4,405	2,282,407
Series 2015 B, Ref. RB (g)	0.00%	08/15/2037	1,490	736,641
Series 2015 C, Ref. RB	5.00%	08/15/2042	6,770	7,120,077
Texas (State of) Water Development Board; Series 2017 A, RB	4.00%	10/15/2035	350	414,617
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	5,855	6,730,557
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2028	3,085	3,265,874
Series 2012, RB	5.00%	12/15/2029	3,975	4,200,820
Series 2012, RB	5.00%	12/15/2031	4,515	4,753,753
Series 2012, RB	5.00%	12/15/2032	1,495	1,568,599
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB (f)	5.00%	12/31/2055	1,450	1,464,703
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, RB	7.00%	06/30/2040	1,105	1,110,547
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB (f)	7.00%	12/31/2038	1,850	2,100,564
Texas Private Activity Bond Surface Transportation Corp. (Segment 3C); Series 2019, RB (f)	5.00%	06/30/2058	3,025	3,330,706
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	690	691,939
				150,173,566
Utah–1.24%
Salt Lake (City of), UT;
Series 2017 A, RB (c)(f)	5.00%	07/01/2047	3,430	3,846,642
Series 2018 A, RB (f)	5.00%	07/01/2048	1,560	1,771,115
Series 2018 A, RB (f)	5.25%	07/01/2048	2,085	2,404,172
Utah (County of), UT; Series 2016 B, RB (c)	4.00%	05/15/2047	2,575	2,767,172
				10,789,101
Virgin Islands–0.24%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, RB	5.00%	10/01/2025	725	684,886
Series 2010 A, RB	5.00%	10/01/2029	1,485	1,386,737
				2,071,623
Virginia–2.29%
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB	5.00%	09/01/2050	415	348,787
Virginia (State of) Commonwealth Transportation Board; Series 2017, RB	4.00%	05/15/2042	1,675	1,910,070
Virginia (State of) Small Business Financing Authority (95 Express Lanes LLC); Series 2019, RB (f)	5.00%	01/01/2044	2,510	2,558,016
Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, RB (f)	5.00%	01/01/2040	470	479,353
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB (f)	6.00%	01/01/2037	$ 1,015	$ 1,061,152
Series 2012, RB (f)	5.50%	01/01/2042	4,490	4,628,247
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, RB (f)	5.00%	07/01/2034	4,005	4,088,424
Virginia (State of) Small Business Financing Authority (Transform 66 P3); Series 2017, RB (f)	5.00%	12/31/2052	3,100	3,244,584
Virginia (State of) Small Business Financing Authority (Transform 66); Series 2017, RB (f)	5.00%	12/31/2049	1,480	1,553,645
				19,872,278
Washington–5.65%
Bellevue (City of), WA Convention Center Authority (Compound Interest); Series 1994, Ref. RB (INS - NATL)(b)(g)	0.00%	02/01/2025	9,850	9,140,110
Chelan (County of), WA Public Utility District No. 1; Series 2011 A, Ref. RB (f)	5.50%	07/01/2026	975	1,025,476
Energy Northwest (Columbia Generating Station); Series 2020 A, Ref. RB	4.00%	07/01/2039	1,965	2,371,676
Kalispel Tribe of Indians; Series 2018 A, RB (e)	5.25%	01/01/2038	1,680	1,764,504
Seattle (Port of), WA; Series 2012 A, Ref. RB	5.00%	08/01/2030	3,780	4,056,129
Washington (State of);
Series 2004 F, GO Bonds (INS - AMBAC)(b)(g)	0.00%	12/01/2029	2,120	1,856,166
Series 2019 A, GO Bonds (c)	5.00%	08/01/2042	2,380	2,997,753
Washington (State of) (SR 520 Corridor Program –Toll Revenue);
Series 2011 C, GO Bonds (c)	5.00%	06/01/2033	2,050	2,133,251
Series 2011 C, GO Bonds (c)	5.00%	06/01/2041	585	608,757
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	1,490	1,605,654
Series 2018, RB (c)(i)	5.00%	07/01/2048	5,310	5,706,020
Series 2018, RB	5.00%	07/01/2048	1,060	1,123,971
Washington (State of) Health Care Facilities Authority; Series 2019 A-2, Ref. RB (c)(i)	5.00%	08/01/2044	4,600	5,152,920
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/2041	3,630	3,744,309
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (j)(k)	6.25%	05/15/2021	1,325	1,401,002
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/2037	1,000	1,038,700
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2032	3,250	3,305,933
				49,032,331
West Virginia–0.23%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB (e)	7.50%	06/01/2043	1,060	1,043,019
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB (d)	6.00%	10/01/2020	665	299,250
Series 2008, RB (d)	6.25%	10/01/2023	1,450	652,500
				1,994,769
Wisconsin–2.69%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB (e)	6.75%	08/01/2031	1,155	1,000,438
Series 2017, RB (e)	6.75%	12/01/2042	2,695	2,351,037
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB (c)	5.00%	03/01/2046	4,745	5,420,973
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB (e)	5.13%	06/15/2039	790	703,937
Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. RB (j)	5.50%	12/15/2020	1,500	1,542,330
Superior (City of), WI (Superior Water, Light & Power Co.);
Series 2007 A, Ref. RB (f)	5.38%	11/01/2021	600	602,298
Series 2007 B, RB (f)	5.75%	11/01/2037	535	537,071
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,000	3,137,790
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB (j)(k)	5.00%	08/15/2022	1,600	1,760,496
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (e)	6.38%	01/01/2048	835	688,875
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	2,120	2,243,320
Series 2018 A, RB	5.35%	12/01/2045	2,120	2,234,544
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	$ 1,110	$ 1,143,333
				23,366,442
Wyoming–0.38%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS - BAM)(b)(c)	5.00%	01/01/2047	2,790	3,304,950
TOTAL INVESTMENTS IN SECURITIES(p)–168.92% (Cost $1,398,992,263)					1,464,852,417
FLOATING RATE NOTE OBLIGATIONS–(27.14)%
Notes with interest and fee rates ranging from 0.52% to 1.21% at 05/31/2020 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056(q)					(235,315,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(42.39)%					(367,583,918)
OTHER ASSETS LESS LIABILITIES–0.61%					5,216,495
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$867,169,994
Investment Abbreviations:
ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
COP	– Certificates of Participation
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Underlying security related to TOB Trusts entered into by the Trust.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2020 was $6,409,711, which represented less than 1% of the Trust’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $46,809,861, which represented 5.40% of the Trust’s Net Assets.
(f)	Security subject to the alternative minimum tax.
(g)	Zero coupon bond issued at a discount.
(h)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $45,377,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(j)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(k)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2020.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Security subject to crossover refunding.
(p)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(q)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2020. At May 31, 2020, the Trust’s investments with a value of $373,285,803 are held by TOB Trusts and serve as collateral for the $235,315,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	130	September-2020	$(18,078,125)	$(24,375)	$(24,375)

(a)	Futures contracts collateralized by $485,000 cash held with Goldman Sachs & Co., the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,464,244,684	$607,733	$1,464,852,417
Other Investments - Liabilities*
Futures Contracts	(24,375)	—	—	(24,375)
Total Investments	$(24,375)	$1,464,244,684	$607,733	$1,464,828,042

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Trust’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Trust and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Municipal Opportunity Trust